Selected Income Statement Data	12 Months Ended
Dec. 31, 2019
Selected Income Statement Data [Abstract]
Selected Income Statement Data
Note 15 - Selected Income Statement Data

A.           Revenues

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Sales of products	127,396	117,537	88,295
Service fees	6,623	5,637	5,190

	134,019	123,174	93,485

In 2019, one customer accounted for 11% of the Company’s revenues. In 2018 and 2017, no customer accounted for more than 10% of revenues.

B.            Selling, general and administrative expenses

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Selling (1)	19,294	19,233	14,096
General and administrative	7,187	6,949	7,926

	26,481	26,182	22,022

(1) Including shipping and handling costs	1,063	884	697

C.           Financial income (expenses), net

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Interest expense	-	-	(13)
Interest income	1,412	594	77
Other, net (*)	(611)	134	(214)

	801	728	(150)

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(352), $226, and $(41) in 2019, 2018 and 2017, respectively.